[GRAPHIC] 800.355.4570

[FIRST SECURITY BENEFIT LIFE INSURANCE
AND ANNUITY COMPANY OF NEW YORK LOGO]

March 16, 2010

VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Variable Annuity Account B
1940 Act Registration Number: 811-21613
1933 Act Registration Numbers: 333-118136 and 333-120600
CIK: 0001299953
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Variable Annuity Account B, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds	0000896435	February 26, 2010
American Century Variable Portfolios, Inc.	0000814680	February 23, 2010
Dreyfus Investment Portfolios	0001056707	February 12, 2010
Dreyfus Variable Investment Fund	0000813383	February 12, 2010
Franklin Templeton Variable Insurance Products Trust	0000837274	March 1, 2010
Janus Aspen Series	0000906185	February 26, 2010
Legg Mason Partners Variable Equity Trust	0001176343	February 25, 2010
Legg Mason Partners Variable Income Trust	0000874835	March 1, 2010
MFS® Variable Insurance Trust	0000918571	March 1, 2010
Neuberger Berman Advisers Management Trust	0000736913	March 5, 2010
Northern Lights Variable Trust	0001352621	March 11, 2010

800 Westchester Avenue * Suite 641N. * Rye Brook, New York 10573

[GRAPHIC] 800.355.4570

Securities and Exchange Commission
March 16, 2010
Page two

Underlying Management Investment Company	CIK Number	Date(s) Filed
Oppenheimer Variable Account Funds	0000752737	February 23, 2010
PIMCO Variable Insurance Trust	0001047304	March 3, 2010
Royce Capital Fund	0001006387	March 1, 2010
Rydex Variable Trust	0001064046	March 10, 2010
SBL Fund	0000217087	March 10, 2010
The Universal Institutional Funds, Inc.	0001011378	March 9, 2010
Van Kampen Life Investment Trust	0000778536	February 26, 2010

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Assistant General Counsel
First Security Benefit Life Insurance
   and Annuity Company of New York

800 Westchester Avenue * Suite 641N. * Rye Brook, New York 10573